Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000218707 | 458809811 | Intermediate Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000218707 | 097873814 | Bond Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000218707 | 82524A813 | Short Term Bond Fund of America, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C000218707 | 027681816 | American Mutual Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218707 | 02631E789 | American Funds Strategic Bond Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218707 | 453320814 | Income Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218707 | 024071813 | American Balanced Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 02631W771 | American Funds Multi-Sector Income Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000218707 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218707 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218707 | Mixed Allocation024071813
Holdings [Line Items]
Percent of Total Investments	99.50%
C000218707 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218707 | Equity
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218707 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218707 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	74.70%
C000218708 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218708 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000218708 | 399874817 | Growth Fund of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	24.90%
C000218708 | 648018810 | New Perspective Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000218708 | 831681812 | Smallcap World Fund, Inc., Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218708 | 023375819 | AMCAP Fund, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000218708 | 643822810 | New Economy Fund (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000218708 | 360802813 | American Funds Fundamental Investors, Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | 461308819 | American Funds - Investment Company of America (The), Class R-6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218708 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000218708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218708 | Equity
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000218708 | Equities023375819
Holdings [Line Items]
Percent of Total Investments	99.60%
C000192501 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192501 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192501 | 05580W841 | BNY Mellon Core Plus Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C000192501 | 05587N828 | BNY Mellon Global Real Return Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000192501 | 05588F832 | BNY Mellon Global Real Estate Securities Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192501 | 464288372 | iShares Global Infrastructure ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192501 | 05587A859 | BNY Mellon Natural Resources Fund, Class I
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192501 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000192501 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192501 | Equity
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000192501 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	65.60%
C000192501 | Equities464288372
Holdings [Line Items]
Percent of Total Investments	2.00%
C000192501 | Fixed Income - Other05580W841
Holdings [Line Items]
Percent of Total Investments	97.70%
C000192501 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000218709 | 464287200 | iShares Core S&P 500 ETF, USD Class
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000218709 | 46432F339 | iShares MSCI USA Quality Factor ETF
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000218709 | 464287309 | iShares S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000218709 | 09290C103 | iShares U.S. Equity Factor Rotation Active ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000218709 | 464287408 | iShares S&P 500 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000218709 | 464288877 | iShares MSCI EAFE Value ETF
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000218709 | 464288885 | iShares MSCI EAFE Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000218709 | 464287721 | iShares U.S. Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000218709 | 46434G764 | iShares MSCI Emerging Markets ex China ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218709 | 46434G103 | iShares Core MSCI Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218709 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000218709 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000218709 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000218709 | Equities46434G103
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230899 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230899 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000230899 | 31617L798 | Fidelity Total Bond Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	40.70%
C000230899 | 316188101 | Fidelity Corporate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000230899 | 315807420 | Fidelity Advisor Strategic Income Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000230899 | 464288588 | iShares MBS ETF
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000230899 | 46138G805 | Invesco Taxable Municipal Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000230899 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230899 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000230899 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000230899 | Fixed Income - Other316188101
Holdings [Line Items]
Percent of Total Investments	40.80%
C000230899 | Fixed Income - Other315807420
Holdings [Line Items]
Percent of Total Investments	58.50%
C000218710 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218710 | 315911750 | Fidelity 500 Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	60.70%
C000218710 | 316146315 | Fidelity Global ex US Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000218710 | 316146182 | Fidelity Small Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000218710 | 316146265 | Fidelity Mid Cap Index Fund, Institutional Premium Class
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000218710 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.60%
C000218710 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000218710 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C000218710 | Equities315911750
Holdings [Line Items]
Percent of Total Investments	99.40%
C000218711 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218711 | 315918169 | Fidelity Advisor Technology Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000218711 | 316092501 | Fidelity MSCI Financials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000218711 | 316092204 | Fidelity MSCI Consumer Discretionary Index ETF
Holdings [Line Items]
Percent of Net Asset Value	19.00%
C000218711 | 316092709 | Fidelity MSCI Industrials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000218711 | 316092857 | Fidelity MSCI Real Estate Index ETF
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000218711 | 316391309 | Fidelity Advisor Communication Services Fund, Class Z
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000218711 | 316092881 | Fidelity MSCI Materials Index ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000218711 | 316092303 | Fidelity MSCI Consumer Staples Index ETF
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000218711 | 316092402 | Fidelity MSCI Energy Index ETF
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000218711 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000218711 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000218711 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C000218711 | Equities316092204
Holdings [Line Items]
Percent of Total Investments	70.10%
C000218711 | Equities316391309
Holdings [Line Items]
Percent of Total Investments	29.50%
C000248139 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248139 | 922908769 | Vanguard Total Stock Market ETF
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C000248139 | 921909768 | Vanguard Total International Stock ETF
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000248139 | 922908736 | Vanguard Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000248139 | 921943858 | Vanguard FTSE Developed Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000248139 | 922908744 | Vanguard Value ETF
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000248139 | 922042858 | Vanguard FTSE Emerging Markets ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248139 | 922908751 | Vanguard Small-Cap ETF
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000248139 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000248139 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000248139 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000248139 | Equities921943858
Holdings [Line Items]
Percent of Total Investments	99.70%
C000230900 | 46138J619 | Invesco Russell 1000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000230900 | 46138E354 | Invesco S&P 500 Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000230900 | 46138E339 | Invesco S&P 500 Momentum ETF
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000230900 | 46137V241 | Invesco S&P 500 Quality ETF
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000230900 | 46138E297 | Invesco S&P Emerging Markets Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230900 | 46138E230 | Invesco S&P International Developed Low Volatility ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000230900 | 46138J593 | Invesco Russell 2000 Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000230900 | 46138J437 | Invesco International Developed Dynamic Multifactor ETF
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000230900 | 46138E396 | Invesco S&P 500 Enhanced Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230900 | 46137V225 | Invesco S&P MidCap 400 GARP ETF
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000230900 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230900 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000230900 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C000230900 | Equities46137V241
Holdings [Line Items]
Percent of Total Investments	99.50%
C000230901 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230901 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000230901 | 47103D108 | Janus Henderson Balanced Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000230901 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230901 | 47103U852 | Janus Henderson Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000230901 | 47103U209 | Janus Henderson Small/Mid Cap Growth Alpha ETF
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000230901 | 47103D827 | Janus Henderson Research Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000230901 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000230901 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000230901 | Equity
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000230901 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	79.90%
C000230901 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000230901 | Fixed Income - Other47103U852
Holdings [Line Items]
Percent of Total Investments	10.40%
C000230901 | Equities47103D207
Holdings [Line Items]
Percent of Total Investments	89.20%
C000192505 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C000192505 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000192505 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000192505 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000192505 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000192505 | 46641Q373 | JPMorgan BetaBuilders International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000192505 | 46645V626 | JPMorgan Emerging Markets Research Enhanced Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192505 | 48121L122 | JPMorgan Emerging Markets Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000192505 | 46641Q209 | JPMorgan Diversified Return International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000192505 | 4812C2213 | JPMorgan Equity Index Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192505 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192505 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192505 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.30%
C000192505 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000192505 | Equities46641Q134
Holdings [Line Items]
Percent of Total Investments	49.10%
C000192505 | Equities48121L122
Holdings [Line Items]
Percent of Total Investments	50.50%
C000192506 | 46641Q399 | JPMorgan BetaBuilders US Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000192506 | 48121L817 | JPMorgan US Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000192506 | 48121L833 | JPMorgan Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000192506 | 46641Q134 | JPMorgan International Research Enhanced Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000192506 | 48121L841 | JPMorgan Large Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000192506 | 46641Q209 | JPMorgan Diversified Return International Equity ETF
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000192506 | 46641Q241 | JPMorgan BetaBuilders U.S. Aggregate Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000192506 | 4812C0134 | JPMorgan Core Plus Bond Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192506 | 46637K216 | JPMorgan Income Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000192506 | 464288653 | iShares 10-20 Year Treasury Bond ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000192506 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000192506 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000192506 | Equity
Holdings [Line Items]
Percent of Net Asset Value	58.70%
C000192506 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C000192506 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000192506 | Equities46641Q134
Holdings [Line Items]
Percent of Total Investments	47.20%
C000192506 | Fixed Income - Other4812C0134
Holdings [Line Items]
Percent of Total Investments	52.40%
C000192508 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192508 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192508 | 58510R788 | Meeder Muirfield Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000192508 | 58510R762 | Meeder Dynamic Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000192508 | 58510R655 | Meeder Spectrum Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | 58510R721 | Meeder Balanced Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192508 | 58510R630 | Meeder Moderate Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000192508 | 58510R846 | Meeder Conservative Allocation Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000192508 | 58510R671 | Meeder Tactical Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000192508 | 89833W394 | Performance Trust Total Return Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000192508 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.50%
C000192508 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192508 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.40%
C000192508 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000192508 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000192508 | Alternative
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000192508 | Equities58510R762
Holdings [Line Items]
Percent of Total Investments	99.50%
C000192513 | 552985673 | MFS Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000192513 | 55273H353 | MFS Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000192513 | 552981391 | MFS Research Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000192513 | 552987554 | MFS Mid Cap Growth Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192513 | 55273W475 | MFS Mid Cap Value Fund, Class R5
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000192513 | 55273H361 | MFS Research International Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000192513 | 552966806 | MFS International Equity Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192513 | 552746356 | MFS International Growth Fund, Class R5
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000192513 | 552982720 | MFS Global Real Estate Fund, Class R5
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | 552743445 | MFS International Large Cap Value Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192513 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000192513 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000192513 | Equity
Holdings [Line Items]
Percent of Net Asset Value	95.20%
C000192513 | Commodity46431W853
Holdings [Line Items]
Percent of Total Investments	14.30%
C000192513 | Equities552743445
Holdings [Line Items]
Percent of Total Investments	85.50%
C000192513 | Commodity
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000192503 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192503 | GDI123854 | Fidelity Treasury Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000192503 | 693390700 | PIMCO Total Return Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	39.90%
C000192503 | 72201F490 | PIMCO Income Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	26.80%
C000192503 | 72201U638 | PIMCO Mortgage Opportunities and Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000192503 | 693390882 | PIMCO International Bond Fund U.S. Dollar-Hedged, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000192503 | 693391559 | PIMCO Emerging Markets Bond Fund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192503 | | PIMCO Investment Grade Credit Bond Fund Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000192503 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.30%
C000192503 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000192503 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000192503 | Fixed Income - Other693391559
Holdings [Line Items]
Percent of Total Investments	99.70%
C000218712 | 47103D207 | Janus Henderson Contrarian Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000218712 | 47103U852 | Janus Henderson Mortgage-Backed Securities ETF
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000218712 | 47103U209 | Janus Henderson Small/Mid Cap Growth Alpha ETF
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218712 | 47103D827 | Janus Henderson Research Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000218712 | 47103D504 | Janus Henderson Flexible Bond Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	26.20%
C000218712 | 47103D850 | Janus Henderson High-Yield Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000218712 | 47103D868 | Janus Henderson Growth and Income Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000218712 | 47103X823 | Janus Henderson Responsible International Dividend Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218712 | 47103X484 | Janus Henderson Global Equity Income Fund, Class N
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000218712 | 47103Y821 | Janus Henderson Developed World Bond Fund, Class R6
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000218712 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.20%
C000218712 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000218712 | Equity
Holdings [Line Items]
Percent of Net Asset Value	33.80%
C000218712 | Mixed Allocation
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000218712 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000218712 | Fixed Income - Other47103U852
Holdings [Line Items]
Percent of Total Investments	20.20%
C000218712 | Equities47103D207
Holdings [Line Items]
Percent of Total Investments	79.60%
C000248140 | 09248U700 | BlackRock Liquidity FedFund, Institutional Class
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248140 | 922908363 | Vanguard S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	44.80%
C000248140 | 92206C680 | Vanguard Russell 1000 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000248140 | 92206C714 | Vanguard Russell 1000 Value ETF
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C000248140 | 922908652 | Vanguard Extended Market ETF
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000248140 | 92206C664 | Vanguard Russell 2000 ETF
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000248140 | Cash & Equivalent09248U700
Holdings [Line Items]
Percent of Total Investments	0.40%
C000248140 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000248140 | Equity
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C000248140 | Equities922908652
Holdings [Line Items]
Percent of Total Investments	99.60%